Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVESTMENT INCOME:
Interest income	$ 129,442	$ 71,375	$ 313,050	$ 224,690	$ 289,332	$ 640,996	$ 870,824
EXPENSES:
Brokerage and custodial fees	3,106,092	3,719,672	9,768,971	11,802,765	15,348,327	23,947,630	37,951,734
Administrative expenses	295,862	353,645	906,376	1,077,989	1,239,830	1,692,114	1,968,723
Custody fees and other expenses	11,792	14,743	39,167	47,350	61,226	85,695	127,291
Management fees	96,256	98,381	289,977	312,006	405,490	574,919	651,848
Total expenses	3,510,002	4,186,441	11,004,491	13,240,110	17,054,873	26,300,358	40,699,596
NET INVESTMENT LOSS	(3,380,560)	(4,115,066)	(10,691,441)	(13,015,420)	(16,765,541)	(25,659,362)	(39,828,772)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	12,653,930	13,742,591	14,661,898	43,609,724	54,277,805	(16,102,920)	(17,215,476)
Foreign exchange translation	(243,895)	117,731	(598,049)	71,870	71,870	(279,960)	32,225
Net change in unrealized:
Futures and forward currency contracts	1,457,714	(5,448,615)	109,536	(5,078,452)	(5,408,170)	2,167,110	(6,846,541)
Foreign exchange translation	34,285	(151,755)	216,909	(160,059)	(253,319)	24,611	35,618
Net gains (losses) from U.S. Treasury notes:
Realized		108	11,004	7,945	7,946	21,695	(56,600)
Net change in unrealized	46,974	28,797	93,482	35,099	(30,279)	(74,728)	73,373
Total net realized and unrealized gains (losses)	13,949,008	8,288,857	14,494,780	38,486,127	48,665,853	(14,244,192)	(23,977,401)
NET INCOME (LOSS)	10,568,448	4,173,791	3,803,339	25,470,707	31,900,312	(39,903,554)	(63,806,173)
LESS PROFIT SHARE TO MANAGING OWNER	155,001	0	159,644	0	119,598
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ 10,413,447	$ 4,173,791	3,643,695	25,470,707	31,780,714	(39,903,554)	(63,806,173)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ 2,433,391	$ 21,425,216
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 26,849,720	$ (37,501,390)	$ (61,677,100)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 49.09	$ 15.44	$ 11.19	$ 93.13	$ 118.61	$ (108.10)	$ (113.73)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ 2,148	$ 12,383
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 13,781	$ (12,523)	$ (12,353)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	64.06	31.75	$ 44.17	$ 148.61	$ 184.35	$ (75.35)	$ (70.56)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ 819,879	$ 2,598,500
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 3,119,843	$ (1,906,540)	$ (1,737,974)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	65.62	32.88	$ 46.86	$ 152.38	$ 189.23	$ (73.04)	$ (67.85)
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ 218,185	$ 408,843
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 533,677	$ (103,177)	$ (46,823)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ 93.00	$ 42.62	$ 86.97	$ 184.37	$ 240.96	$ (52.90)	$ (44.98)